Net debt - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net debt
Opening	$ (4,017)	$ (4,008)
Cash flows	892	258
Non-cash (fair value changes, accruals and acquisitions)	(299)	(321)
Non-cash (foreign exchange, additions and other)	(226)	54
Closing	(3,650)	(4,017)
Bank and other short-term borrowings
Net debt
Opening	(1,460)	(1,444)
Cash flows	700	769
Non-cash (fair value changes, accruals and acquisitions)	(65)	(126)
Non-cash (foreign exchange, additions and other)	(586)	(659)
Closing	(1,411)	(1,460)
Bank and other long-term borrowings
Net debt
Opening	(3,127)	(4,016)
Cash flows	(1,232)
Non-cash (foreign exchange, additions and other)	203	889
Closing	(4,156)	(3,127)
Lease liabilities
Net debt
Opening	(557)	(567)
Cash flows	223	216
Non-cash (fair value changes, accruals and acquisitions)	(176)	(186)
Non-cash (foreign exchange, additions and other)	(53)	(20)
Closing	(563)	(557)
Other investments
Net debt
Opening	1	1
Cash flows	1
Non-cash (foreign exchange, additions and other)		0
Closing	2	1
Fair value of debt-related derivatives
Net debt
Opening	(32)	29
Cash flows	39	87
Non-cash (fair value changes, accruals and acquisitions)	(58)	(9)
Non-cash (foreign exchange, additions and other)	210	(139)
Closing	159	(32)
Gross debt
Net debt
Opening	(5,175)	(5,997)
Cash flows	(269)	1,072
Non-cash (fair value changes, accruals and acquisitions)	(299)	(321)
Non-cash (foreign exchange, additions and other)	(226)	71
Closing	(5,969)	(5,175)
Cash and cash equivalents in the Consolidated Balance Sheet
Net debt
Opening	1,158	1,989
Cash flows	1,161	(814)
Non-cash (foreign exchange, additions and other)		(17)
Closing	$ 2,319	$ 1,158